Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (1)	Summary Compensation Table Total for PEO (2)	Compensation Actually Paid to PEO (3)	Average Summary Compensation Table Total for Non-PEO NEOs (4)	Average Compensation Actually Paid to Non-PEO NEOs (3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (5)	Net Loss ($000) (6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2024	$2,145,041	$1,434,560	$1,239,463	$1,011,066	$11.35	$(37,450)
2023	$2,044,761	$1,285,650	$1,394,889	$838,053	$13.05	$(101,167)
2022	$3,872,533	$3,300,353	$1,862,085	$1,611,499	$15.44	$(93,867)

Named Executive Officers, Footnote	Our PEO in each reporting year is Dr. Ragan. Our non-PEO NEOs in the 2024 reporting year were Mr. Mostafa and Mark Baldry. Our non-PEO NEOs in the 2023 reporting year were Mr. Mostafa and Dr. Arbet-Engels. Our non-PEO NEOs in the 2022 reporting year were Mr. Mostafa and Dr. DiBiase.
PEO Total Compensation Amount	$ 2,145,041	$ 2,044,761	$ 3,872,533
PEO Actually Paid Compensation Amount	$ 1,434,560	1,285,650	3,300,353
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (b) are the amounts of total compensation reported for Dr. Ragan for each corresponding year in the “Total” column of the 2024 Summary Compensation Table for such applicable year. The dollar amounts reported in columns (c) and (e) represent the CAP to our PEO and average CAP paid to our non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEO or the average amounts paid to our non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to our PEO’s and our non-PEO NEOs’ compensation for each year to determine the CAP and average CAP, respectively:

	PEO			NEOs
Current Fiscal Year	2024	2023	2022	2024	2023	2022
SCT Total	$2,145,041	$2,044,761	$3,872,533	$1,239,463	$1,394,889	$1,862,085
Grant Date Fair Value of Awards Granted in Fiscal Year (a)	(1,170,647)	(1,035,784)	(2,908,953)	(515,084)	(854,600)	(1,181,700)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year (b)	914,276	446,416	2,651,292	396,262	494,256	1,059,165
Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years (b)	(114,611)	(378,191)	(187,499)	(27,345)	(243,327)	(80,725)
Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year (b)	—	426,197	—	—	92,373	—
Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (b)	(339,499)	(217,749)	(127,020)	(82,230)	(45,538)	(47,326)
Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year (b)	—	—	—	—	—	—
Value of Dividends or other Earnings Paid on Equity Awards in Fiscal Year Prior to Vesting Date Not Otherwise Included in Total Compensation for Fiscal Year	—	—	—	—	—	—
Compensation Actually Paid (CAP)	$1,434,560	$1,285,650	$3,300,353	$1,011,066	$838,053	$1,611,499

(a)     The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and/or “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)     The fair value of stock options reported for CAP purposes is estimated using a Black-Scholes option pricing model for purposes of this PVP calculation in accordance with the SEC rules. This model uses both historical data and current market data to estimate the fair value of options and requires several assumptions. The assumptions used in estimating fair value for awards granted and vesting during fiscal years 2024, 2023, and 2022 are as follows:

	2024	2023	2022
Risk-free interest rate	3.6% - 4.7%	3.5% - 4.5%	1.7% - 4.3%
Expected term (in years)	3.92 - 5.88	3.00 - 6.33	3.00 - 4.80
Expected volatility	95.7% - 111.5%	90.8% - 99.4%	94.5% - 101.4%
Expected dividend yield	—%	—%	—%

    The fair value of restricted stock units reported for CAP purposes is based on the closing market price of the Company’s common stock on the date of each vesting event and at the end of the period. The fair value of performance-based restricted stock units is based on the closing market price of the Company’s common stock on the date of each vesting event and at the end of the period and assumes that vesting is probable, consistent with the amount calculated in accordance with the provisions of ASC 718 and reported in the Company’s Annual Report on Form 10-K for the year ended December 31, 2024 filed with the SEC on March 26, 2024.

Non-PEO NEO Average Total Compensation Amount	$ 1,239,463	1,394,889	1,862,085
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,011,066	838,053	1,611,499
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in columns (c) and (e) represent the CAP to our PEO and average CAP paid to our non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEO or the average amounts paid to our non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to our PEO’s and our non-PEO NEOs’ compensation for each year to determine the CAP and average CAP, respectively:

	PEO			NEOs
Current Fiscal Year	2024	2023	2022	2024	2023	2022
SCT Total	$2,145,041	$2,044,761	$3,872,533	$1,239,463	$1,394,889	$1,862,085
Grant Date Fair Value of Awards Granted in Fiscal Year (a)	(1,170,647)	(1,035,784)	(2,908,953)	(515,084)	(854,600)	(1,181,700)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year (b)	914,276	446,416	2,651,292	396,262	494,256	1,059,165
Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years (b)	(114,611)	(378,191)	(187,499)	(27,345)	(243,327)	(80,725)
Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year (b)	—	426,197	—	—	92,373	—
Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (b)	(339,499)	(217,749)	(127,020)	(82,230)	(45,538)	(47,326)
Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year (b)	—	—	—	—	—	—
Value of Dividends or other Earnings Paid on Equity Awards in Fiscal Year Prior to Vesting Date Not Otherwise Included in Total Compensation for Fiscal Year	—	—	—	—	—	—
Compensation Actually Paid (CAP)	$1,434,560	$1,285,650	$3,300,353	$1,011,066	$838,053	$1,611,499

(a)     The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and/or “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)     The fair value of stock options reported for CAP purposes is estimated using a Black-Scholes option pricing model for purposes of this PVP calculation in accordance with the SEC rules. This model uses both historical data and current market data to estimate the fair value of options and requires several assumptions. The assumptions used in estimating fair value for awards granted and vesting during fiscal years 2024, 2023, and 2022 are as follows:

	2024	2023	2022
Risk-free interest rate	3.6% - 4.7%	3.5% - 4.5%	1.7% - 4.3%
Expected term (in years)	3.92 - 5.88	3.00 - 6.33	3.00 - 4.80
Expected volatility	95.7% - 111.5%	90.8% - 99.4%	94.5% - 101.4%
Expected dividend yield	—%	—%	—%

    The fair value of restricted stock units reported for CAP purposes is based on the closing market price of the Company’s common stock on the date of each vesting event and at the end of the period. The fair value of performance-based restricted stock units is based on the closing market price of the Company’s common stock on the date of each vesting event and at the end of the period and assumes that vesting is probable, consistent with the amount calculated in accordance with the provisions of ASC 718 and reported in the Company’s Annual Report on Form 10-K for the year ended December 31, 2024 filed with the SEC on March 26, 2024.
	The dollar amounts reported represent the average of the amounts reported for our non-PEO NEOs for each corresponding year in the “Total” column of the Summary Compensation Table for such applicable year.
Compensation Actually Paid vs. Total Shareholder Return
Pay Versus Performance Comparative Disclosure
The graphs below reflect the relationship between PEO CAP, average Non-PEO NEO CAP and the Company’s cumulative indexed TSR, (assuming an initial fixed investment of $100) for the fiscal years ended December 31, 2024, 2023 and 2022:

Compensation Actually Paid vs. Net Income	The graph below reflects the relationship between the PEO CAP, and average Non-PEO NEO CAP and the Company’s Net Income (Loss) for the applicable reporting year.
Total Shareholder Return Amount	$ 11.35	13.05	15.44
Net Income (Loss)	$ (37,450,000)	$ (101,167,000)	$ (93,867,000)
PEO Name	Dr. Ragan
Additional 402(v) Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid,” or CAP, to our principal executive officer, or PEO, and our non-PEO named executive officers, or NEOs, in the applicable years, and certain financial performance of the Company.
The Company’s total shareholder return (TSR) reflected in this column for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K.The dollar amounts reported represent the amount of net income (or loss) reflected in the Company’s audited financial statements for the applicable year.
All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference into any filing of the Company under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent the Company specifically incorporates such information by reference.

Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum1	3.60%	3.50%	1.70%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum1	4.70%	4.50%	4.30%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Minimum	3 years 11 months 1 day	3 years	3 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Maximum	5 years 10 months 17 days	6 years 3 months 29 days	4 years 9 months 18 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum1	95.70%	90.80%	94.50%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum1	111.50%	99.40%	101.40%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate1	0.00%	0.00%	0.00%
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,170,647)	$ (1,035,784)	$ (2,908,953)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	914,276	446,416	2,651,292
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(114,611)	(378,191)	(187,499)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	426,197	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(339,499)	(217,749)	(127,020)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(515,084)	(854,600)	(1,181,700)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	396,262	494,256	1,059,165
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(27,345)	(243,327)	(80,725)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	92,373	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(82,230)	(45,538)	(47,326)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0